Pension and Other Benefit Plans (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2021	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Pension and Other Benefit Plans Details [Abstract]
Pension and Other Postretirement Benefit Expense	$ 20,300,000	$ 19,300,000	$ 20,900,000
Retirement Benefit Plans Net Actuarial Loss Included in Accumulated Other Comprehensive Income Gross	78,500,000
Retirement Benefit Plans Net Actuarial Loss Included in Accumulated Other Comprehensive Loss Net of Tax	45,800,000
Retirement Benefit Plans Net Actuarial Loss Expected Amortization Gross	5,200,000
Retirement Benefit Plans Expected Net Actuarial Loss Amortization Net of Tax	3,000,000
Defined Benefit Plan Assets Target Allocations Abstract
Definited Benefit Plan Target Plan Asset Allocations	100.00%	100.00%
Defined Contribution Pension And Other Postretirement Plans Disclosure Abstract
Defined Contribution Plan Cost Recognized	16,400,000	15,400,000	16,800,000
Deferred Compensation Arrangements Abstract
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance	2.96
Deferred Compensation Arrangement With Individual Recorded Liability	10,500,000	8,500,000
equity securities
defined benefit plan
Defined Benefit Plan Weighted Average Asset Allocations	42.00%	53.00%
Defined Benefit Plan Assets Target Allocations Abstract
Definited Benefit Plan Target Plan Asset Allocations	42.00%	60.00%
debt securities
defined benefit plan
Defined Benefit Plan Weighted Average Asset Allocations	58.00%	47.00%
Defined Benefit Plan Assets Target Allocations Abstract
Definited Benefit Plan Target Plan Asset Allocations	58.00%	40.00%
Pension Plans Defined Benefit Member
Change in Benefit Obligation [Abstract]
Benefit obligation at beginning of year	154,887,000	142,982,000
Defined Benefit Plan Interest Cost	6,560,000	7,036,000
Defined Benefit Plan Actuarial Net Gains Losses	17,942,000	11,287,000
Defined Benefit Plan Benefits Paid	(13,134,000)	(6,446,000)
Defined Benefit Plan Changes Other	(11,000)	28,000
Benefit obligation at end of year	166,244,000	154,887,000	142,982,000
Change in Plan Assets [Abstract]
Fair value of plan assets at beginning of year	122,242,000	113,475,000
Defined Benefit Plan Actual Return On Plan Assets	26,775,000	4,014,000
Defined Benefit Plan Contributions By Employer	23,444,000	12,185,000
Defined Benefit Plan Expenses	(936,000)	(986,000)
Asset Rollforward Benefits Paid	(13,134,000)	(6,446,000)
Fari value of plan assets at end of year	158,391,000	122,242,000	113,475,000
Defined Benefit Plan Funded Status Of Plan Abstract
Defined Benefit Plan Funded Status Of Plan	(7,853,000)	(32,645,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet	(7,853,000)	(32,645,000)
Pension And Other Postretirement Defined Benefit Plans Current Liabilities	(4,456,000)	(10,730,000)
Pension And Other Postretirement Defined Benefit Plans Liabilities Noncurrent	(3,397,000)	(21,915,000)
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate	3.70%	4.60%
Defined Benefit Plan Rate of Increase in Compensation Levels String	N/A	N/A
Benefit Plans Expected Long Term Rate of Return on Assets	8.00%	8.00%
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Net Periodic Benefit Interest Cost	6,560,000	7,036,000	6,959,000
Defined Benefit Plan Expected Return On Plan Assets	(10,475,000)	(9,289,000)	(7,918,000)
Defined Benefit Plan Amortization Of Gains Losses	4,758,000	4,768,000	3,964,000
Defined Benefit Plan Recognized Net Gain Loss Due To Settlements And Curtailments	1,518,000	828,000	52,000
Defined Benefit Plan Net Periodic Benefit Cost	2,361,000	3,343,000	3,057,000
Net Pension Cost of Multi Employer Plans	294,000	340,000	364,000
Total Pension Expense	2,655,000	3,683,000	3,421,000
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate	4.60%	5.00%	5.55%
Net Periodic Benefit Cost Compensation Increase Level String	N/A	N/A	N/A
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets	8.00%	8.00%	8.00%
defined benefit plan
Defined Benefit Plan Weighted Average Asset Allocations	100.00%	100.00%
Defined Benefit Plan Assets Target Allocations Abstract
Pension Plan Assets Money Market Funds	900,000	900,000
Pension Plan Assets Commingled Equity Funds	66,400,000	65,100,000
Pension Plan Assets Commingled Fixed Income Funds	91,100,000	56,200,000
Pension Plan Voluntary Contribution	15,000,000	10,000,000
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Defined Benefit Plan Expected Future Benefit Payments In Year One									10,257,000
Defined Benefit Plan Expected Future Benefit Payments In Year Two								6,393,000
Defined Benefit Plan Expected Future Benefit Payments In Year Three							6,755,000
Defined Benefit Plan Expected Future Benefit Payments In Year Four						7,554,000
Defined Benefit Plan Expected Future Benefit Payments In Year Five					8,319,000
Defined Benefit Plan Expected Future Benefit Payments In Five Fiscal Years Thereafter				40,839,000
Pension Plan Contribution Ten Year Total				80,117,000
Other Postretirement Benefit Plans Defined Benefit Member
Change in Benefit Obligation [Abstract]
Benefit obligation at beginning of year	11,500,000	12,777,000
Defined Benefit Plan Interest Cost	501,000	604,000
Defined Benefit Plan Actuarial Net Gains Losses	116,000	(538,000)
Defined Benefit Plan Benefits Paid	(1,307,000)	(1,343,000)
Benefit obligation at end of year	10,810,000	11,500,000	12,777,000
Change in Plan Assets [Abstract]
Defined Benefit Plan Contributions By Employer	1,307,000	1,343,000
Asset Rollforward Benefits Paid	(1,307,000)	(1,343,000)
Defined Benefit Plan Funded Status Of Plan Abstract
Defined Benefit Plan Funded Status Of Plan	(10,810,000)	(11,500,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet	(10,810,000)	(11,500,000)
Pension And Other Postretirement Defined Benefit Plans Current Liabilities	(943,000)	(1,186,000)
Pension And Other Postretirement Defined Benefit Plans Liabilities Noncurrent	(9,867,000)	(10,314,000)
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate	3.70%	4.60%
Defined Benefit Plan Health Care Cost Trend Rate Assumed For Next Fiscal Year	7.82%	8.10%
Defined Benefit Plan Ultimate Health Care Cost Trend Rate	4.50%	4.50%
Defined Benefit Plan Year That Rate Reaches Ultimate Trend Rate	2022	2021
Defined Benefit Plan Net Periodic Benefit Cost Abstract
Net Periodic Benefit Interest Cost	501,000	604,000	634,000
Defined Benefit Plan Amortization Of Gains Losses	(958,000)	(455,000)	(532,000)
Total Pension Expense	(457,000)	149,000	102,000
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Defined Benefit Plan Expected Future Benefit Payments In Year One									943,000
Defined Benefit Plan Expected Future Benefit Payments In Year Two								886,000
Defined Benefit Plan Expected Future Benefit Payments In Year Three							730,000
Defined Benefit Plan Expected Future Benefit Payments In Year Four						693,000
Defined Benefit Plan Expected Future Benefit Payments In Year Five					657,000
Defined Benefit Plan Expected Future Benefit Payments In Five Fiscal Years Thereafter				2,863,000
Pension Plan Contribution Ten Year Total				6,772,000
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Abstract
Defined Benefit Plan Effect Of One Percentage Point Increase On Service And Interest Cost Components	54,000
Defined Benefit Plan Effect Of One Percentage Point Decrease On Service And Interest Cost Components	(46,000)
Defined Benefit Plan Effect Of One Percentage Point Increase On Accumulated Postretirement Benefit Obligation	1,182,000
Defined Benefit Plan Effect Of One Percentage Point Decrease On Accumulated Postretirement Benefit Obligation	$ (1,002,000)
Beginning of Year Net Periodic Benefit Cost Assumptions [Abstract]
Beginning of Year Discount Rate	4.60%	5.00%	5.55%
Beginning of Year Estimate of Subsequent Year Health Care Trend Rate	8.10%	8.39%	8.25%
Beginning of Year Estimate of Ultimate Health Care Trend Rate	4.50%	4.50%	5.00%
Beginning of Year Estimate of Year Rate Reaches Ultimate Trend Rate	2022	2021	2020